Other intangible assets, Consolidated Statement of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended			18 Months Ended
	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018
For continuing operations [Abstract]
Total amortization charge for the year	$ 674.1	$ 716.5		$ 903.1
Research and development	513.6	491.2	[1]	$ 680.8 [2]
Product Development Costs [Member]
For continuing operations [Abstract]
Total amortization charge for the year	23.5	26.7
Research and development	16.2	16.5
Purchased Technology [Member]
For continuing operations [Abstract]
Total amortization charge for the year	190.2	200.1
Purchased Trade Names, Customer Relationships and Lease Contracts [Member]
For continuing operations [Abstract]
Total amortization charge for the year	413.9	455.6
Purchased Software [Member]
For continuing operations [Abstract]
Total amortization charge for the year	$ 46.5	$ 34.1

[1]	In accordance with the requirements of IFRS 16 "Leases" the results for the 12 months ended October 31, 2019 have not been restated.
[2]	In accordance with the requirements of IFRS 16 "Leases" the results for the 18 months ended October 31, 2018 have not been restated.